Significant Accounting Policies Significant Accounting Policies (Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 2,257.8	$ 401.7	$ 401.7
Texas
Goodwill [Line Items]
Goodwill	1,168.2	325.4	325.4
Louisiana
Goodwill [Line Items]
Goodwill	786.8	0	0
Oklahoma
Goodwill [Line Items]
Goodwill	190.3	76.3	76.3
Ohio River Valley
Goodwill [Line Items]
Goodwill	112.5	0	0
EnLink Midstream Holdings, LP
Goodwill [Line Items]
Increase in the Partnership's goodwill	$ 1,900.0